Subsequent Events (Details) - Subsequent Event $ / shares in Units, $ in Millions	Feb. 28, 2017 USD ($) $ / shares shares
Subsequent Event
Cash dividend declared, per ordinary share	$ 0.083
Number of ordinary shares for each ADS | shares	6
Cash dividend declared, per ADS	$ 0.5
Dividend payable | $	$ 16